Share-Based Payments - Summary of Omnibus stock plan (Details)	12 Months Ended			24 Months Ended
	Dec. 31, 2024 shares instrument Option $ / shares	Dec. 31, 2023 shares instrument Option $ / shares	Dec. 31, 2022 instrument Option $ / shares	Dec. 31, 2023 Option instrument shares $ / shares
Executive Omnibus Plan | Performance Share Units
Share-based payments
Unvested restricted shares, beginning balance (Number of shares) | shares	145,900
Granted (Number of shares) | shares	1,283,909	145,900
Forfeited (Number of shares) | shares	(79,795)
Unvested restricted shares, ending balance (Number of shares) | shares	1,350,014	145,900		145,900
Unvested restricted shares, beginning value (Weighted average grant date Fair Value)	$ 11.4
Granted (Weighted average grant date Fair Value)	12.72	$ 11.4
Forfeited (Weighted average grant date Fair Value)	12.41
Unvested restricted shares, ending balance (Weighted average grant date Fair Value)	$ 12.59	$ 11.4		$ 11.4
2021 Plan | Restricted share units [member]
Share-based payments
Unvested restricted shares, beginning balance (Number of shares) | instrument	6,556,980	3,661,754	1,302,599	1,302,599
Granted (Number of shares) | instrument	6,527,305	5,162,678	3,159,725
Vested (Number of shares) | instrument	(2,024,893)	(1,400,697)	(373,739)
Forfeited (Number of shares) | instrument	(1,227,397)	(866,755)	(426,831)
Unvested restricted shares, ending balance (Number of shares) | instrument	9,831,995	6,556,980	3,661,754	6,556,980
Unvested restricted shares, beginning value (Weighted average grant date Fair Value)	$ 12.66	$ 14.69	$ 17.34	$ 17.34
Granted (Weighted average grant date Fair Value)	11.05	11.5	14.02
Vested (Weighted average grant date Fair Value)	12.81	13.51	17.45
Forfeited (Weighted average grant date Fair Value)	12.56	13.1	16.03
Unvested restricted shares, ending balance (Weighted average grant date Fair Value)	$ 11.57	$ 12.66	$ 14.69	$ 12.66
2021 Plan | Stock Options
Share-based payments
Outstanding as of beginning of the year (Number of options) | Option	3,500,000	33,513	33,513	33,513
Granted (Number of options) | Option		3,500,000
Cancelled/forfeited (Number of shares) | Option	(3,500,000)	(33,513)
Outstanding as of end of the year (Number of options) | Option		3,500,000	33,513	3,500,000
Outstanding as of beginning of the year (Weighted average exercise price)	$ 12.9	$ 27	$ 27	$ 27
Granted (Weighted average exercise price)		12.9
Cancelled/forfeited (Weighted average exercise price)	$ 12.9	27
Outstanding as of end of the year (Weighted average exercise price)		$ 12.9	$ 27	$ 12.9